Share-based compensation - Dividend equivalent rights - Summary of awards (Details) - Dividend equivalent rights	Nov. 04, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares) | shares	1,146,517
Service Period	2 years
Granted during the period, Weighted average fair value at grant date | $ / shares	$ 0.49
Dividend Yield (as a percent)	2.93%
Risk-free rate of Return (as a percent)	2.06%
Expected Volatility (as a percent)	30.22%